REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of revenues
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Gas Transmission	$1,483	$1,314	$1,074
Distribution	397	372	374
Leasing	385	—	—
Connections	200	171	167
Other	38	29	28
Total	$2,503	$1,886	$1,643
The following table disaggregates revenues by geographical region.

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Brazil	$1,483	$1,314	$1,074
United Kingdom	635	572	569
United States	385	—	—
	$2,503	$1,886	$1,643

	As of
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
United Kingdom	$5,624	$4,821
Brazil	3,596	3,362
Switzerland	2,197	—
France	2,170	—
Singapore	1,800	—
China	1,573	—
Denmark	1,232	—
United States	375	—
Australia	5	428
Other Asia	1,270	—
Other Europe	632	—
Other	631	—
	$21,105	$8,611